Derivative Financial Instruments and Off-balance sheet Financial Instruments - OTC derivatives counterparty credit exposure (Details) $ in Millions	Dec. 31, 2018 USD ($) counter-party	Dec. 31, 2017 USD ($) counter-party
Derivative Financial Instruments and Off-balance sheet Financial Instruments
Cash and securities pledged as collateral by counterparties	$ 21
Securities pledged as collateral to counterparties	4
Collateral posted under MNAs, credit-risk-contingent provisions in a liability position	2	$ 6
Collateral already posted, aggregate fair value, without credit-risk-contingent features	$ 2
Credit Derivatives
Number of counter-parties | counter-party	5	4
Notional amount	$ 764	$ 108
Credit exposure	20	4
Exposure, net of collateral	1	1
Gross liability fair value of contracts containing credit-risk-contingent features	11	28
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(5)	(17)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(2)	(6)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$ 4	$ 5
AA–
Credit Derivatives
Number of counter-parties | counter-party	0	1
Notional amount	$ 0	$ 18
Credit exposure	0	1
Exposure, net of collateral	$ 0	$ 0
A plus
Credit Derivatives
Number of counter-parties | counter-party	3	3
Notional amount	$ 643	$ 90
Credit exposure	19	3
Exposure, net of collateral	$ 1	$ 1
A
Credit Derivatives
Number of counter-parties | counter-party	2	0
Notional amount	$ 121	$ 0
Credit exposure	1	0
Exposure, net of collateral	$ 0	$ 0